Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Investor Freedom® 2015 Portfolio
September 30, 2022
VIPIFF2015-NPRT3-1122
1.822893.117
Domestic Equity Funds - 18.2%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	81,655	3,055,535
VIP Equity-Income Portfolio Investor Class (a)	131,545	2,878,211
VIP Growth & Income Portfolio Investor Class (a)	162,217	3,539,582
VIP Growth Portfolio Investor Class (a)	61,061	4,315,800
VIP Mid Cap Portfolio Investor Class (a)	28,638	884,355
VIP Value Portfolio Investor Class (a)	137,449	2,089,222
VIP Value Strategies Portfolio Investor Class (a)	78,351	1,029,531
TOTAL DOMESTIC EQUITY FUNDS (Cost $13,218,348)		17,792,236

International Equity Funds - 20.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	963,724	8,480,772
VIP Overseas Portfolio Investor Class (a)	638,766	12,053,512
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $20,807,948)		20,534,284

Bond Funds - 53.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)(b)	1,493,840	14,385,678
Fidelity International Bond Index Fund (a)(b)	351,817	3,110,061
Fidelity Long-Term Treasury Bond Index Fund (a)(b)	381,301	3,946,469
VIP High Income Portfolio Investor Class (a)	365,626	1,627,034
VIP Investment Grade Bond II Portfolio - Investor Class (a)	3,129,472	29,104,095
TOTAL BOND FUNDS (Cost $56,985,341)		52,173,337

Short-Term Funds - 7.7%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 2.69% (a)(c) (Cost $7,510,102)	7,510,102	7,510,102

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $98,521,739)	98,009,959
NET OTHER ASSETS (LIABILITIES) - 0.0%	23
NET ASSETS - 100.0%	98,009,982

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	14,266,178	4,633,710	2,377,878	-	(52,176)	(2,084,156)	14,385,678
Fidelity International Bond Index Fund	2,242,399	1,738,189	509,754	13,151	(28,965)	(331,808)	3,110,061
Fidelity Long-Term Treasury Bond Index Fund	3,670,662	2,313,676	745,187	69,171	(56,333)	(1,236,349)	3,946,469
VIP Contrafund Portfolio Investor Class	4,193,199	1,090,227	916,113	38,992	(80,600)	(1,231,178)	3,055,535
VIP Emerging Markets Portfolio Investor Class	11,397,214	2,840,541	2,301,563	-	(173,407)	(3,282,013)	8,480,772
VIP Equity-Income Portfolio Investor Class	4,435,103	660,394	1,625,718	5,614	65,225	(656,793)	2,878,211
VIP Government Money Market Portfolio Investor Class 2.69%	11,326,341	2,217,991	6,034,230	42,446	-	-	7,510,102
VIP Growth & Income Portfolio Investor Class	5,048,660	950,407	1,771,084	9,665	370,002	(1,058,403)	3,539,582
VIP Growth Portfolio Investor Class	4,288,659	2,607,028	1,117,756	199,278	(98,250)	(1,363,881)	4,315,800
VIP High Income Portfolio Investor Class	2,461,281	205,732	730,836	946	(95,686)	(213,457)	1,627,034
VIP Investment Grade Bond II Portfolio - Investor Class	-	34,695,836	3,318,965	-	(94,994)	(2,177,782)	29,104,095
VIP Investment Grade Bond Portfolio Investor Class	37,978,737	4,512,776	37,589,698	1,768,145	(3,410,849)	(1,490,966)	-
VIP Mid Cap Portfolio Investor Class	1,230,304	271,108	327,154	28,199	(27,161)	(262,742)	884,355
VIP Overseas Portfolio Investor Class	15,941,530	5,112,780	2,898,054	122,867	(283,933)	(5,818,811)	12,053,512
VIP Value Portfolio Investor Class	3,249,932	474,737	1,203,661	42,028	125,563	(557,349)	2,089,222
VIP Value Strategies Portfolio Investor Class	1,592,991	206,796	517,175	13,544	77,662	(330,743)	1,029,531
	123,323,190	64,531,928	63,984,826	2,354,046	(3,763,902)	(22,096,431)	98,009,959

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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